Retirement benefit obligations - Contributions and funding (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined benefit plans
Estimate of contributions expected to be paid to plan for next annual reporting period	SFr 113,000
Actuarial (loss)/ gain on defined benefit obligation	(246,565)	SFr (224,221)
Actuarial loss on plan assets	31,988	21,832
Total	SFr (214,577)	(202,389)
Discontinued operations
Defined benefit plans
Actuarial (loss)/ gain on defined benefit obligation		(136,671)
Actuarial loss on plan assets		89,323
Total		SFr (47,348)